Full East International Ltd. (A Development Stage Company) Consolidated Statement of Operations and Comprehensive Loss For the Period From May 4, 2011 (Inception) to December 31, 2011 (USD $)	12 Months Ended
Dec. 31, 2011
Operating Expenses
General and administrative	$ 16,464
Total operating expenses	16,464
Operating loss	(16,464)
Other income:
Interest income	5
Total other income	5
Net loss	(16,459)
Other Comprehensive Income:
Foreign currency translation	26
Total comprehensive loss	$ (16,433)
Loss per share - basic and diluted (in Dollars per share)	$ (0.33)
Weighted-average shares outstanding - basic and diluted (in Shares)	50,000